Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,567,000.00
Previously Paid Amount	0.00
Total Fee Amount	136.33
Total Offset Amount	0.00
Net Fee	136.33
Narrative - Max Aggregate Offering Price	$ 1,567,000.00
Final Prospectus	true